GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            Maxim Series Account MVP
                          Semi-Annual Report Form N-30D
                          File Nos. 33-82610, 811-03249

        The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000021

Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000009

Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000026

Maxim U.S. Government Securities Portfolio
F File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000031

Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000013

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000007

Maxim INVESCO Small Cap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000020

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000014

Maxim T.Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000028

Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000017

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000008

Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000032

Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000012

Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000029

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted February 26, 2004
Accession No. 0000356476-04-000022

Fidelity Variable Insurance Products Fund II:
Contrafund(R) Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on February 27, 2004
Accession No. 0000356494-04-000003